1. GENERAL INFORMATION AND GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2017
General Information And Group Structure Tables
Fair value of the acquisition
	Purchase price allocation

Cash payment	13,362
Total consideration transferred	13,362

Investments in joint ventures	3,407	(a)
Investments in associates	777	(b)
Financial assets at amortized cost	21,801	(c)
Intangible assets	224	(d)
Financial assets at fair value through profit and loss	653	(b)
Financial assets at amortized cost	315
Trade and other receivables	7,256	(e)
Inventories	3,072
Cash and cash equivalents	4,384
Non current assets classified as held for sale	3,405
Trade and other payables	(4,324)
Borrowings	(7,434)
Salaries and social security payable	(383)
Defined benefit plans	(484)
Deferred tax liabilities	(4,096)
Taxes payables	(859)
Provisions	(5,793)	(f)
Liabilities associated with assets classified as held for sale	(240)
Income tax and minimum notional income tax provision	(1,444)
Non-controlling interest	(7,869)	(g)
Goodwill	994	(h)
Total purchase price allocation	13,362

Consolidated statement of comprehensive income related to discontinued operations

As of December 31, 2017:

	Oil and gas	Refining y distribution	Eliminations	Total
Revenue	5,972	16,795	(6,890)	15,877
Cost of sales	(4,840)	(14,256)	6,906	(12,190)
Gross profit	1,132	2,539	16	3,687

Selling expenses	(182)	(1,957)	-	(2,139)
Administrative expenses	(127)	(80)	-	(207)
Exploration expenses	(19)	-	-	(19)
Other operating income	377	223	-	600
Other operating expenses	(181)	(110)	-	(291)
Impairment of non current assets classified as held for sale	-	(687)	-	(687)
Operating income (loss)	1,000	(72)	16	944

Finance income	22	15	-	37
Finance expenses	-	(16)	-	(16)
Other financial results	(239)	(14)	-	(253)
Financial results, net	(217)	(15)	-	(232)
Income (loss) before income tax	783	(87)	16	712
				-
Income tax and minimum notional income tax	(662)	44	-	(618)
Profit (loss) of the year for discontinued operations	121	(43)	16	94

Other comprehensive income
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	(7)	17	-	10
Income tax	(174)	(6)	-	(180)
Items that may be reclassified to profit or loss				-
Exchange differences on translation	773	-	-	773
Other comprehensive income of the year for discontinued operations	592	11	-	603
Total comprehensive income (loss) of the year for discontinued operations	713	(32)	16	697

	Oil and gas	Refining y distribution	Eliminations	Total
Total income (loss) of the year for discontinued operations attributable to:
Owners of the company	10	(43)	16	(17)
Non - controlling interest	111	-	-	111
	121	(43)	16	94

Total comprehensive income (loss) of the year for discontinued operations attributable to:
Owners of the company	282	(32)	16	266
Non - controlling interest	431	-	-	431
	713	(32)	16	697

As of December 31, 2016:

	Oil and gas	Refining y distribution	Eliminations	Total
Revenue	2,456	6,550	(2,821)	6,185
Cost of sales	(1,941)	(5,973)	2,931	(4,983)
Gross profit	515	577	110	1,202

Selling expenses	(63)	(757)	-	(820)
Administrative expenses	(25)	(23)	-	(48)
Exploration expenses	(41)	-	-	(41)
Other operating income	235	459	(377)	317
Other operating expenses	(656)	(98)	377	(377)
Operating income	(35)	158	110	233

Finance income	38	6	-	44
Finance expenses	(10)	(9)	-	(19)
Other financial results	(43)	(40)	-	(83)
Financial results, net	(15)	(43)	-	(58)
Income (loss) before income tax	(50)	115	110	175

Income tax and minimum notional income tax	(24)	(40)	(39)	(103)
Profit (loss) of the year for discontinued operations	(74)	75	71	72

Other comprehensive income
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	(62)	14	-	(48)
Income tax	22	(5)	-	17
Items that may be reclassified to profit or loss				-
Exchange differences on translation	280	-	-	280
Other comprehensive income of the year for discontinued operations	240	9	-	249
Total comprehensive income (loss) of the year for discontinued operations	166	84	71	321

	Oil and gas	Refining y distribution	Eliminations	Total
Total income of the year for discontinued operations attributable to:
Owners of the company	(64)	75	71	82
Non - controlling interest	(10)	-	-	(10)
	(74)	75	71	72

Total comprehensive income of the year for discontinued operations attributable to:
Owners of the company	77	84	71	232
Non - controlling interest	89	-	-	89
	166	84	71	321

Consolidated statement of cash flows related to discontinued operations

	12.31.2017	12.31.2016

Net cash generated by operating activities	1,979	1,549
Net cash used in investing activities	(1,176)	(661)
Net cash (used in) generated by financing activities	(719)	(922)
Increase (Decrease) in cash and cash equivalents from discontinued operations	84	(34)

Cash and cash equivalents at the beginning of the year	77	111
Increase (Decrease) in cash and cash equivalents	84	(34)
Cash and cash equivalents at the end of the year	161	77

Assets and liabilities that comprise the assets held for sale and associated liabilities
	Oil and gas	Refining y distribution	12.31.2017	12.31.2016
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	7,545	1,119	8,664	-
Intangible assets	311	104	415	-
Financial assets at amortized cost	35	-	35	19
Trade and other receivables	6	-	6	-
Total non-current assets	7,897	1,223	9,120	19

CURRENT ASSETS
Inventories	153	1,960	2,113	-
Financial assets at fair value through profit and loss	681	-	681	-
Trade and other receivables	426	-	426	-
Cash and cash equivalents	161	-	161	-
Total current assets	1,421	1,960	3,381	-
Total assets classified as held for sale	9,318	3,183	12,501	19

LIABILITIES
NON-CURRENT LIABILITIES
Defined benefit plans	97	58	155	-
Deferred tax liabilities	567	-	567	-
Provisions	922	52	974	-
Total non-current liabilities	1,586	110	1,696	-

CURRENT LIABILITIES
Trade and other payables	390	-	390	-
Salaries and social security payable	47	-	47	-
Defined benefit plans	2	6	8	-
Income tax and minimum notional income tax provision	26	-	26	-
Taxes payables	117	-	117	-
Provisions	51	35	86	-
Total current liabilities	633	41	674	-
Liabilities associated to assets classified as held for sale	2,219	151	2,370	-